Financial Instruments and Risk Management	12 Months Ended
Dec. 31, 2024
Financial Instruments and Risk Management [Abstract]
Financial Instruments and Risk Management
27.	Financial Instruments and Risk Management

The Group’s activities expose it to a variety of financial risks from its operation. The key financial risks include liquidity risk, credit risk and market risk (including interest rate risk and foreign currency risk).

The Board of Directors review and agree policies and procedures for the management of these risks, which are executed by the management team. It is and has been throughout the current and previous financial year, the Group’s policy that no trading in derivatives for speculative purposes should be undertaken.

The following sections provide details regarding the Group’s exposure to the abovementioned financial risks and the objectives, policies, and processes for the management of these risks.

There has been no change to the Group’s exposure to these financial risks or the manner in which it manages and measures the risks.

(a)	Credit risk

Credit risk refers to the risk that the counterparty will default on its contractual obligations resulting in a loss to the Group. The Group’s exposure to credit risk arises primarily from trade receivables. For other financial assets (including cash and cash equivalents), the Group minimizes credit risk by dealing exclusively with high credit rating counterparties.

The Group has adopted a policy of only dealing with creditworthy counterparties. The Group performs ongoing credit evaluation of its counterparties’ financial condition and generally does not require collateral.

The Group considers the probability of default upon initial recognition of asset and whether there has been a significant increase in credit risk on an ongoing basis throughout each reporting period.

The Group has determined the default event on a financial asset to be when internal and/or external information indicates that the financial asset is unlikely to be received, which could include default of contractual payments due for more than 60 days, default of interest due for more than 30 days or there is significant difficulty of the counterparty.

To minimize credit risk, the Group has developed and maintained the Group’s credit risk gradings to categorizes exposures according to their degree of risk of default. The credit rating information is supplied by publicly available financial information and the Group’s own trading records to rate its major customers and other debtors. The Group considers available reasonable and supportive forward-looking information which includes the following indicators:

(a)	Credit risk

-	Internal credit rating

-	External credit rating

-	Actual or expected significant adverse changes in business, financial or economic conditions that are expected to cause a significant change to the debtor’s ability to meet its obligations.

-	Actual or expected significant changes in the operating results of the debtor.

-	Significant increases in credit risk on other financial instruments of the same debtor

-	Significant changes in the expected performance and behavior of the debtor, including changes in the payment status of debtors in the group and changes in the operating results of the debtor.

Regardless of the analysis above, a significant increase in credit risk is presumed if a debtor is more than 30 days past due in making contractual payment.

The Group determined that its financial assets are credit-impaired when:

-	There is significant difficulty of the debtor.

-	A breach of contract, such as a default or past due event

-	It is becoming probable that the debtor will enter bankruptcy or other financial reorganization.

-	There is a disappearance of an active market for that financial asset because of financial difficulty.

Financial assets are written off when there is evidence indicating that the debtor is in severe financial difficulty and the debtor has no realistic prospect of recovery.

The Group’s current credit risk grading framework comprises the following categories:

Category	Definition of category	Basis for recognizing expected credit loss (ECL)
I	Counterparty has a low risk of default and does not have any past-due amounts.	12-month ECL
II	Amount is >30 days past due or there has been a significant increase in credit risk since initial recognition.	Lifetime ECL — not credit-impaired
III	Amount is >60 days past due or there is evidence indicating the asset is credit-impaired (in default).	Lifetime ECL — credit impaired
IV	There is evidence indicating that the debtor is in severe financial difficulty and the debtor has no realistic prospect of recovery.	Amount is written-off

The table below details the credit quality of the Group’s financial assets, as well as maximum exposure to credit risk by credit risk rating categories:

Group	Note	12-month or lifetime ECL	Gross carrying amount	Impairment	Net carrying amount
			USD	USD	USD
December 31, 2024
Trade and other receivables		12-month	5,346,652	(968,322)	4,378,330
Cash and cash equivalents		12-month	1,000,284	-	1,000,284

December 31, 2023
Trade and other receivables		12-month	4,758,445	(428,099)	4,330,346
Cash and cash equivalents		12-month	956,975	-	956,975
(i)	Trade and other receivables

The Group assessed the latest performance and financial position of the counterparties, adjusted for the future outlook of the industry in which the counterparties operate in, and concluded that there has been no significant increase in the credit risk since the initial recognition of the financial assets. Accordingly, the Group measured the impairment loss allowance using 12-month ECL and determined that the ECL is insignificant.

(ii)	Cash and cash equivalents

No expected credit losses are recognized from cash and cash equivalents arising from bank balances with financial institution because the probability of default by these financial institutions are negligible.

(b)	Liquidity risk

	Carrying amount	Contractual cash flow	Within 1 year	Within 2 to 5 years	After 5 years
Group	USD	USD	USD	USD	USD
2024
Financial assets
Other financial assets	69,505	69,505	-	-	69,505
Trade and other receivables	4,378,331	4,378,331	4,378,331	-	-
Cash and cash equivalents	1,000,283	1,000,283	1,000,283	-	-
Total undiscounted financial assets	5,448,119	5,448,119	5,378,614	-	69,505

Financial liabilities
Trade and other payables	1,042,462	1,042,462	1,042,462	-	-
Lease liabilities	260,162	285,562	103,063	182,499	-
Derivative liabilities	173,551	173,551	-	173,551	-
Debt	6,102,679	6,957,197	3,249,560	1,342,420	2,365,217
Total undiscounted financial liabilities	7,578,854	8,458,772	4,395,085	1,698,470	2,365,217

2023
Financial assets
Trade and other receivables	4,330,346	4,330,346	4,330,346	-	-
Cash and cash equivalents	956,975	956,975	956,975	-	-
Total undiscounted financial assets	5,287,321	5,287,321	5,287,321	-	-

Financial liabilities
Trade and other payables	1,591,562	1,591,562	1,591,562	-	-
Lease liabilities	149,903	161,748	65,160	96,588	-
Debt	3,972,648	4,264,451	1,909,420	781,172	1,573,859
Total undiscounted financial liabilities	5,714,113	6,017,761	3,566,142	877,760	1,573,859
(c)	Market risk

Market risk is the risk that changes in market prices, such as interest rates and foreign exchange rates will affect the Group’s income. The objective of market risk management is to manage and control market risk exposures within acceptable parameters, while optimising the return on risk.

(i)	Interest rate risk

Interest rate risk is the risk that fair value or future cash flows of the Group’s financial instruments will fluctuate because of changes in market interest rates.

The Group’s exposure to interest rate risk arises primarily from its debt and lease liabilities. At the end of reporting period, the weighted average effective interest rates for the debt and lease liabilities were as follows:

	2024	2023	2022
Fixed rates
Debt	1.5% – 8%	1.5% – 8%	1.5% – 6.4%
Lease liabilities	1.5% – 2.5%	1.5% – 2.5%	1.5% – 2.5%

Possible changes in interest rate are not expected to have a material impact on the result of the Group.

(ii)	Foreign currency risk

The Group’s monetary assets and liabilities are exposed to foreign currency risk because of its transactions where the denominations differ from its functional currency. The Group’s foreign currency exposures arise mainly from the exchange rate movements of the Singapore Dollar (“SGD”), Malaysian Ringgit (“MYR”), Great Britain Pound(“GBP”) against the U.S. dollar (“USD). The Group manages the exchange risk by monitoring the movements in exchange rate regularly.

The Group does not enter into any forward contracts to hedge its exposure to movements in exchange rates.

If the MYR had strengthened/weakened by 0.03%, 2.32% and 1.61% against the SGD (the average monthly variance during the year period ended December 31, 2024, 2023 and 2022, respectively with all other variables held constant), the post-tax profit would have been approximately USD 27,185, USD 23,106 and USD 530 higher/lower for the years ended December 31, 2024, 2023 and 2022, respectively, as a result of net foreign exchange gains/losses on translation of net monetary assets denominated in the MYR/SGD which is not the functional currency of the respective Company’s entities.

If the GBP had strengthened/weakened by 0.54%, 0.52% and 1.62% against the SGD (the average monthly variance during the year period ended December 31, 2024, 2023 and 2022, respectively with all other variables held constant), the post-tax profit would have been approximately USD 448,826, USD 10,687 and USD 6,427 higher/lower for the years ended December 31, 2024, 2023 and 2022, respectively, as a result of net foreign exchange gains/losses on translation of net monetary assets denominated in the GBP/SGD which is not the functional currency of the respective Company’s entities.